Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 25, 2014
Document Effective Date	Mar. 30, 2014
Prospectus Date	Mar. 30, 2014
WBI Absolute Return Balanced Fund | No Load Class
Risk/Return:
Trading Symbol	WBADX
WBI Absolute Return Balanced Fund | Institutional Class
Risk/Return:
Trading Symbol	WBBAX
WBI Absolute Return Balanced Plus Fund | No Load Shares
Risk/Return:
Trading Symbol	WBPNX
WBI Absolute Return Balanced Plus Fund | Institutional Class
Risk/Return:
Trading Symbol	WBBPX
WBI Absolute Return Dividend Income Fund | No Load Shares
Risk/Return:
Trading Symbol	WBDNX
WBI Absolute Return Dividend Income Fund | Institutional Class
Risk/Return:
Trading Symbol	WBDIX
WBI Absolute Return Dividend Growth Fund | No Load Class
Risk/Return:
Trading Symbol	WBIDX
WBI Absolute Return Dividend Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	WBDGX